SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 317,000	$ 389,000	$ 340,000
Data processing and retention	9,000	13,000	21,000
Insurance	33,000	27,000	26,000
Other office expenses	255,000	55,000	30,000
Total	$ 614,000	$ 484,000	$ 417,000